TOTAL OPERATING COSTS - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Wages and salaries	€ 1,370	€ 1,360	€ 1,317
Social security costs	289	290	290
Pension and other employee benefits	112	118	112
Total employee costs	€ 1,771	€ 1,768	€ 1,719